Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade Receivables [abstract]
Schedule of trade receivables
	December 31
	2017	2016
	NIS in millions
Open accounts, net (see d and e below)	118	163
Total	118	163

Schedule of allowance for doubtful accounts
	December 31
	2017	2016
	NIS in millions
At the beginning of the year	93	111
Provision during the year	11	18
Repayment during the year	(8)	(3)
Write-down of accounts	(19)	(15)
Transfer to assets held for sale due to discontinued operations	-	(15)
Previously consolidated company	(10)	-
Translation differences	1	(3)
At the end of the year	68	93